Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2026
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Summary of Cash and Cash Equivalents
Cash and cash equivalents as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Cash and deposits	¥3,261,111	¥3,852,220
Cash equivalents	1,267,684	1,214,608

Cash and cash equivalents in the consolidated statements of financial position	¥4,528,795	¥5,066,828

Cash and cash equivalents included in assets held for sale	¥—	¥51,649
Cash and cash equivalents in the consolidated statements of cash flows	¥4,528,795	¥5,118,477